AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 44.1%
Industrial – 38.6%
Basic – 2.5%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)	U.S.$	210	$220,164
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	316,847
9.875%, 10/17/2025(a)		245	286,579
FMG Resources (August 2006) Pty Ltd. 5.125%, 05/15/2024(a)		205	222,948
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	543,017
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		329	336,409
Hecla Mining Co. 7.25%, 02/15/2028		298	326,075
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	100	121,983
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	307,502
3.375%, 01/15/2026(a)	U.S.$	311	314,141
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	920	1,095,439
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025(a)	U.S.$	690	703,724
OCI NV 5.25%, 11/01/2024(a)		222	228,622
Peabody Energy Corp. 8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a) (b)		617	463,842
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		695	692,227
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		1,423	1,412,954
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	322,681
thyssenkrupp AG 2.875%, 02/22/2024(a)	EUR	343	412,520
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)	U.S.$	516	546,908

			8,874,582

Capital Goods – 3.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	251	305,355

	Principal Amount (000)		U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	523	$539,914
5.25%, 08/15/2027(a)		521	531,988
Ball Corp. 4.00%, 11/15/2023		700	741,965
Bombardier, Inc. 6.00%, 10/15/2022(a)		14	14,021
7.50%, 03/15/2025(a)		26	26,774
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		852	894,217
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	71,271
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	140,645
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	1,143	1,197,310
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	364,702
5.125%, 12/15/2026(a)		64	67,699
Griffon Corp. 5.75%, 03/01/2028		387	410,870
Madison IAQ LLC 4.125%, 06/30/2028(a)		696	702,960
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	931	1,145,734
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	491,221
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	264	272,778
Tervita Corp. 11.00%, 12/01/2025(a)		608	680,291
TransDigm, Inc. 8.00%, 12/15/2025(a)		275	297,077
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	498,542
8.875%, 06/01/2024(a)		341	381,020
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	529,232
5.50%, 08/15/2026(a)	U.S.$	232	243,602
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		847	892,238
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		262	283,167

			11,724,593

Communications - Media – 4.4%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	121,975
5.00%, 01/15/2028(a)	U.S.$	782	769,558
AMC Networks, Inc. 5.00%, 04/01/2024		284	288,388

	Principal Amount (000)		U.S. $ Value

Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	110	$131,764
5.375%, 03/01/2025(a)	U.S.$	999	1,034,065
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	619,802
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		1,168	1,194,829
CSC Holdings LLC 6.75%, 11/15/2021		346	352,920
DISH DBS Corp. 5.00%, 03/15/2023		63	66,027
5.875%, 07/15/2022		246	256,546
7.75%, 07/01/2026		145	164,137
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	540,461
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		599	645,429
Meredith Corp. 6.875%, 02/01/2026		575	599,317
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,548,956
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 08/15/2027(a)	U.S.$	373	386,488
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	439,112
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		850	851,377
4.00%, 07/15/2028(a)		972	1,002,861
4.625%, 07/15/2024(a)		267	274,150
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	355,856
TEGNA, Inc. 4.75%, 03/15/2026(a)		605	644,585
Univision Communications, Inc. 5.125%, 02/15/2025(a)		357	364,211
6.625%, 06/01/2027(a)		304	329,393
UPC Holding BV 5.50%, 01/15/2028(a)		322	337,598
Urban One, Inc. 7.375%, 02/01/2028(a)		608	656,725
Virgin Media Secured Finance PLC 5.50%, 08/15/2026(a)		860	888,088
Ziggo BV 5.50%, 01/15/2027(a)		467	485,302

			15,349,920

Communications - Telecommunications – 1.3%
Altice France SA/France 7.375%, 05/01/2026(a)		255	265,083

	Principal Amount (000)		U.S. $ Value

Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)	U.S.$	791	$837,969
Consolidated Communications, Inc. 5.00%, 10/01/2028(a) 246			249,314
6.50%, 10/01/2028(a)		280	300,796
DKT Finance ApS 9.375%, 06/17/2023(a)		200	204,818
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		307	344,089
Level 3 Financing, Inc. 4.625%, 09/15/2027(a)		154	159,792
Lumen Technologies, Inc. Series T 5.80%, 03/15/2022		260	267,779
Series Y 7.50%, 04/01/2024		372	417,700
T-Mobile USA, Inc. 2.25%, 02/15/2026		355	358,095
2.625%, 04/15/2026		657	671,789
2.875%, 02/15/2031		118	117,025
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		140	139,079
6.125%, 03/01/2028(a)		59	60,244

			4,393,572

Consumer Cyclical - Automotive – 2.2%
Adient US LLC 9.00%, 04/15/2025(a)		390	429,171
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		60	62,060
6.50%, 04/01/2027		211	223,502
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	110	135,059
6.25%, 05/15/2026(a)	U.S.$	511	544,251
Ford Motor Co. 8.50%, 04/21/2023		624	696,353
9.00%, 04/22/2025		180	221,807
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		1,041	1,062,111
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		419	437,897
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (b)	EUR	281	338,221
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		100	130,423
6.875%, 11/15/2026(a)		702	968,768
7.75%, 10/15/2025(a)	U.S.$	293	321,635
Meritor, Inc. 4.50%, 12/15/2028(a)		301	304,973
6.25%, 06/01/2025(a)		64	68,127
PM General Purchaser LLC 9.50%, 10/01/2028 (a)		148	155,893

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 7.875%, 01/15/2029(a)	U.S.$	378	$426,853
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)		907	932,015
4.75%, 04/29/2025(a)		400	432,468

			7,891,587

Consumer Cyclical - Entertainment – 3.0%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		197	204,047
Carnival Corp. 1.875%, 11/07/2022	EUR	785	921,599
10.125%, 02/01/2026(a)		182	251,902
11.50%, 04/01/2023(a)	U.S.$	868	980,102
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		1,294	1,353,007
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,140,359
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		891	859,975
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(a)		526	551,837
10.875%, 06/01/2023(a)		338	385,371
11.50%, 06/01/2025(a)		609	702,603
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		517	557,171
Vail Resorts, Inc. 6.25%, 05/15/2025 (a)		1,353	1,447,872
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	130,406
13.00%, 05/15/2025(a)		656	771,482
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	231,020

			10,488,753

Consumer Cyclical - Other – 3.4%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	456,076
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		545	577,062
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	350,038
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		331	342,558
Empire Communities Corp. 7.00%, 12/15/2025(a)		759	799,956
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		460	485,728

	Principal Amount (000)		U.S. $ Value

Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	464	$468,872
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		602	649,371
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	562,778
5.375%, 05/01/2025(a)		105	110,590
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		743	777,639
International Game Technology PLC 3.50%, 07/15/2024(a)	EUR	135	167,971
4.125%, 04/15/2026(a)	U.S.$	491	511,337
KB Home 7.50%, 09/15/2022		363	389,913
7.625%, 05/15/2023		355	385,857
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	140,928
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		652	678,393
Mattamy Group Corp. 5.25%, 12/15/2027(a)		463	485,492
MGM Resorts International 7.75%, 03/15/2022		96	100,328
Samsonite Finco SARL 3.50%, 05/15/2026(a)	EUR	215	252,958
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	457,077
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		355	368,192
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	221,027
Travel + Leisure Co. 6.625%, 07/31/2026(a)		1,119	1,267,402
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		1,024	1,102,090

			12,109,633

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	478,677
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	197,600
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		375	408,716

			1,084,993

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 2.3%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	748	$883,278
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	645,156
4.875%, 05/15/2026(a)		170	183,631
L Brands, Inc. 5.25%, 02/01/2028		1,102	1,235,794
Magic Mergeco, Inc. 5.25%, 05/01/2028(a)		965	990,833
Penske Automotive Group, Inc. 3.50%, 09/01/2025		580	600,700
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	313,609
7.75%, 02/15/2029(a)		317	349,638
Rite Aid Corp. 7.50%, 07/01/2025(a)		134	135,989
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		735	770,692
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	520,666
Staples, Inc. 7.50%, 04/15/2026(a)		556	576,077
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	193,873
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	575,307

			7,975,243

Consumer Non-Cyclical – 3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	408,037
4.625%, 01/15/2027(a)		694	725,584
7.50%, 03/15/2026(a)		185	202,897
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	420,075
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	343,916
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	127,087
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)	U.S.$	357	377,335
Cidron Aida Finco Sarl 5.00%, 04/01/2028(a)	EUR	145	174,337
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	685	671,478
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		290	298,068
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)		760	806,793

	Principal Amount (000)		U.S. $ Value

IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	$955,738
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	469	470,552
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	148,789
6.75%, 04/15/2025(a)		469	499,546
MEDNAX, Inc. 6.25%, 01/15/2027(a)		427	452,210
ModivCare, Inc. 5.875%, 11/15/2025(a)		221	236,463
Newell Brands, Inc. 4.35%, 04/01/2023		72	75,656
4.70%, 04/01/2026		496	553,000
4.875%, 06/01/2025		122	135,175
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		497	507,079
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (a)		835	853,905
Post Holdings, Inc. 5.75%, 03/01/2027(a)		517	541,444
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		570	595,388
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	749,089
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)		678	702,313
7.50%, 04/01/2025(a)		546	589,058
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		220	227,388
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		397	414,579

			13,262,979

Energy – 4.7%
Antero Resources Corp. 8.375%, 07/15/2026(a)		143	162,618
Apache Corp. 4.625%, 11/15/2025		108	116,378
4.875%, 11/15/2027		222	240,688
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		739	800,581
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		37	37,534
Callon Petroleum Co. 6.25%, 04/15/2023		273	273,393
8.25%, 07/15/2025		125	124,800
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	207,487
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	370,667
7.00%, 06/15/2025(a)		376	391,634

	Principal Amount (000)		U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	226	$244,324
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		24	24,911
DCP Midstream Operating LP 4.95%, 04/01/2022		1,011	1,029,966
EnLink Midstream LLC 5.625%, 01/15/2028(a)		433	459,045
EnLink Midstream Partners LP 4.15%, 06/01/2025		769	805,351
4.40%, 04/01/2024		54	56,704
4.85%, 07/15/2026		582	603,639
EQM Midstream Partners LP 4.75%, 07/15/2023		101	105,446
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	108,166
7.75%, 02/01/2028		680	702,848
8.00%, 01/15/2027		518	544,314
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		400	15,000
Gulfport Energy Operating Corp. 8.00%, 05/17/2026		118	126,588
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	203,258
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		833	878,182
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	348,958
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	240,986
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		639	654,649
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		411	431,595
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		821	808,833
Occidental Petroleum Corp. 2.90%, 08/15/2024		1,180	1,206,585
3.20%, 08/15/2026		87	87,680
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		628	632,716
PDC Energy, Inc. 5.75%, 05/15/2026		304	317,647
Range Resources Corp. 5.00%, 03/15/2023		246	255,956
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		276	289,822
SM Energy Co. 5.625%, 06/01/2025		185	183,182
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		187	193,752

	Principal Amount (000)		U.S. $ Value

Transocean Sentry Ltd. 5.375%, 05/15/2023(a)	U.S.$	487	$475,249
Weatherford International Ltd. 11.00%, 12/01/2024(a)		109	113,254
Western Midstream Operating LP 4.00%, 07/01/2022 84			85,352
4.35%, 02/01/2025		184	194,409
5.30%, 02/01/2030		1,182	1,327,398

			16,481,545

Other Industrial – 0.2%
Avient Corp. 5.75%, 05/15/2025(a)		128	135,438
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		679	696,607

			832,045

Services – 3.4%
ADT Security Corp. (The) 4.125%, 06/15/2023		539	567,173
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		597	633,011
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		602	604,027
ANGI Group LLC 3.875%, 08/15/2028(a)		247	246,002
APX Group, Inc. 6.75%, 02/15/2027(a)		480	511,637
7.875%, 12/01/2022		415	416,544
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	518,822
Carlson Travel, Inc. 6.75%, 12/15/2025(d)		816	750,198
10.50%, 03/31/2025(d)		144	150,596
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	415	488,519
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	305	306,183
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	672,938
ION Trading Technologies SARL 5.75%, 05/15/2028(a)	U.S.$	556	577,562
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	172,678
5.25%, 04/15/2024(a)		583	624,649
5.75%, 04/15/2026(a)		225	248,895
6.25%, 01/15/2028(a)		753	802,442
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	87,476

	Principal Amount (000)		U.S. $ Value

Sabre GLBL, Inc. 7.375%, 09/01/2025(a)	U.S.$	585	$635,907
9.25%, 04/15/2025(a)		141	167,635
Square, Inc. 2.75%, 06/01/2026(a)		1,157	1,177,132
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		961	1,035,506
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	638	757,265

			12,152,797

Technology – 2.5%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)	U.S.$	269	275,507
Avaya, Inc. 6.125%, 09/15/2028(a)		547	585,470
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	436,327
Clarivate Science Holdings Corp. 3.875%, 06/30/2028(a)		1,039	1,044,808
CommScope, Inc. 5.50%, 03/01/2024(a)		362	372,701
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		671	688,225
Microchip Technology, Inc. 4.25%, 09/01/2025		238	249,969
NCR Corp. 5.75%, 09/01/2027(a)		309	325,664
8.125%, 04/15/2025(a)		148	161,589
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		315	332,574
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		543	559,659
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		959	927,804
Seagate HDD Cayman 4.875%, 03/01/2024		218	236,002
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		1,857	1,933,007
Xerox Corp. 4.375%, 03/15/2023		798	832,817

			8,962,123

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	639,107
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		414	444,484
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		618	700,870

	Principal Amount (000)		U.S. $ Value

United Airlines, Inc. 4.375%, 04/15/2026 (a)	U.S.$	395	$408,916

			2,193,377

Transportation - Services – 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	72,412
Modulaire Global Finance PLC 6.50%, 02/15/2023(a)	EUR	109	131,939
8.00%, 02/15/2023(a)	U.S.$	806	831,276
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		1,311	1,321,213

			2,356,840

			136,134,582

Financial Institutions – 4.7%
Banking – 1.8%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,128	1,159,020
Ally Financial, Inc. 5.75%, 11/20/2025		785	900,411
Banco Santander SA 6.75%, 04/25/2022(a) (e)	EUR	600	741,793
CaixaBank SA 5.875%, 10/09/2027(a) (e)		200	271,589
Discover Financial Services Series D 6.125%, 06/23/2025(e)	U.S.$	811	910,161
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	993,125
5.71%, 01/15/2026(a)		347	389,938
Societe Generale SA 8.00%, 09/29/2025(a) (e)		386	454,727
UniCredit SpA 9.25%, 06/03/2022(a) (e)	EUR	427	542,355

			6,363,119

Finance – 1.1%
Enova International, Inc. 8.50%, 09/15/2025(a)	U.S.$	646	669,644
goeasy Ltd. 4.375%, 05/01/2026(a)		495	508,627
5.375%, 12/01/2024(a)		852	882,246
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	392,269
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	533,476
6.50%, 06/15/2022		117	122,002
7.25%, 09/25/2023		137	152,081

	Principal Amount (000)		U.S. $ Value

SLM Corp. 5.125%, 04/05/2022	U.S.$	449	$460,135

			3,720,480

Other Finance – 0.3%
Intrum AB 2.75%, 07/15/2022(a)	EUR	63	74,847
3.50%, 07/15/2026(a)		250	302,500
4.875%, 08/15/2025(a)		145	180,690
Nordic Aviation Capital 5.04%, 02/27/2024(f)	U.S.$	767	576,947

			1,134,984

REITS – 1.5%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	567	688,221
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	236	247,972
Diversified Healthcare Trust 9.75%, 06/15/2025		353	391,728
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	334,877
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	754,513
5.75%, 02/01/2027		200	223,226
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	821	998,364
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)	U.S.$	285	316,512
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	806	994,268
VICI Properties LP/VICI Note Co., Inc. 3.50%, 02/15/2025(a)	U.S.$	435	445,718

			5,395,399

			16,613,982

Utility – 0.8%
Electric – 0.5%
Calpine Corp. 4.50%, 02/15/2028(a)		879	896,378
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		394	368,043
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	544,780

			1,809,201

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.3%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)	U.S.$	833	$883,771

			2,692,972

Total Corporates - Non-Investment Grade (cost $148,955,346)			155,441,536

CORPORATES - INVESTMENT GRADE – 19.9%
Industrial – 12.3%
Basic – 1.6%
Anglo American Capital PLC 3.625%, 09/11/2024(a)		1,323	1,429,318
Arconic Corp. 6.00%, 05/15/2025(a)		285	303,576
Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024		399	428,750
Glencore Finance Canada Ltd. 4.25%, 10/25/2022(a)		610	638,438
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	356,412
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	473,704
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		248	278,070
Nexa Resources SA 5.375%, 05/04/2027(a)		411	440,489
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	438,278
Vale Overseas Ltd. 3.75%, 07/08/2030	U.S.$	37	39,350
Westlake Chemical Corp. 3.60%, 08/15/2026		843	920,033

			5,746,418

Capital Goods – 0.4%
CNH Industrial NV 4.50%, 08/15/2023		854	920,732
General Electric Co. 3.45%, 05/01/2027		188	206,813
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	96,963
4.40%, 03/15/2024		50	54,223

			1,278,731

Communications - Telecommunications – 0.1%
Qwest Corp. 6.75%, 12/01/2021		265	271,601

Consumer Cyclical - Automotive – 1.6%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	591,329
5.10%, 01/17/2024	U.S.$	837	921,830
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		768	821,553

	Principal Amount (000)		U.S. $ Value

Hyundai Capital America 5.875%, 04/07/2025(a)	U.S.$	771	$892,479
Lear Corp. 3.80%, 09/15/2027		395	435,499
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		22	22,459
2.80%, 01/13/2022(a)		19	19,208
3.45%, 03/15/2023(a)		29	30,205
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,221,322
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	846,583

			5,802,467

Consumer Cyclical - Other – 1.5%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	593,804
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	571,945
3.90%, 08/08/2029		674	718,160
Lennar Corp. 4.50%, 04/30/2024		614	671,845
4.75%, 11/15/2022		650	680,010
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	129,324
PulteGroup, Inc. 5.50%, 03/01/2026		345	404,161
Sands China Ltd. 3.80%, 01/08/2026		437	465,654
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	907,073
5.875%, 02/15/2022		237	241,861

			5,383,837

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	803,921
PVH Corp. 4.625%, 07/10/2025		246	274,484
Ross Stores, Inc. 4.70%, 04/15/2027		142	164,557

			1,242,962

Consumer Non-Cyclical – 0.7%
BAT Capital Corp. 2.259%, 03/25/2028		735	730,854
HCA, Inc. 5.375%, 02/01/2025		173	195,134
5.875%, 02/15/2026		373	431,621
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	339,356

	Principal Amount (000)		U.S. $ Value

Kraft Heinz Foods Co. 4.625%, 01/30/2029	U.S.$	556	$647,089
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		220	240,904

			2,584,958

Energy – 4.1%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	607,967
Cenovus Energy, Inc. 3.80%, 09/15/2023		30	31,638
4.25%, 04/15/2027		830	928,098
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		511	585,192
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	510,777
Devon Energy Corp. 4.50%, 01/15/2030(a)		345	379,603
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		709	734,521
Enable Midstream Partners LP 3.90%, 05/15/2024		1,564	1,665,582
Energy Transfer LP 3.90%, 07/15/2026		20	21,851
4.25%, 03/15/2023		509	534,195
4.75%, 01/15/2026		253	284,810
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		200	209,250
Marathon Petroleum Corp. 4.50%, 05/01/2023		398	424,598
4.70%, 05/01/2025		345	389,088
5.125%, 12/15/2026		1,656	1,949,526
MPLX LP 4.875%, 06/01/2025		783	884,038
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	578,130
ONEOK, Inc. 2.20%, 09/15/2025		374	384,831
4.35%, 03/15/2029		323	364,702
6.35%, 01/15/2031		200	258,670
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		1,029	1,145,195
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	64,038
4.65%, 10/15/2025		681	761,991
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	441,980
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	434,555

			14,574,826

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030	U.S.$	195	$233,271
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	58,164

			291,435

Technology – 1.0%
Baidu, Inc. 3.075%, 04/07/2025		234	247,710
Broadcom, Inc. 4.15%, 11/15/2030		369	414,081
5.00%, 04/15/2030		700	827,400
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		999	1,043,596
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		339	406,580
Ingram Micro, Inc. 5.45%, 12/15/2024		89	101,271
Western Digital Corp. 4.75%, 02/15/2026		460	511,207

			3,551,845

Transportation - Airlines – 0.8%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		321	374,562
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		272	292,421
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,224,323
Southwest Airlines Co. 5.25%, 05/04/2025		690	788,187

			2,679,493

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		103	119,742

			43,528,315

Financial Institutions – 7.1%
Banking – 3.6%
ABN AMRO Bank NV 7.75%, 05/15/2023(d)		200	222,510
Ally Financial, Inc. 5.80%, 05/01/2025		108	125,552
Banco de Credito del Peru 3.125%, 07/01/2030(a)		248	245,433
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	302,147
Banco Santander SA 5.179%, 11/19/2025		400	457,608

	Principal Amount (000)		U.S. $ Value

Banistmo SA 4.25%, 07/31/2027(a)	U.S.$	436	$456,519
BNP Paribas SA 6.75%, 03/14/2022(a) (e)		383	396,018
CIT Group, Inc. 5.00%, 08/15/2022		108	112,831
5.25%, 03/07/2025		746	839,578
Citigroup Capital XVIII 0.968% (LIBOR 3 Month + 0.89%), 06/28/2067(g)	GBP	643	795,748
Citigroup, Inc. 3.875%, 02/18/2026(e)	U.S.$	154	158,264
5.95%, 01/30/2023(e)		305	321,031
Series V 4.70%, 01/30/2025(e)		147	151,563
Series W 4.00%, 12/10/2025(e)		207	213,945
Cooperatieve Rabobank UA 3.95%, 11/09/2022		250	261,683
Danske Bank A/S 3.244%, 12/20/2025(a)		358	381,034
DNB Bank ASA 6.50%, 03/26/2022(a) (e)		200	207,402
Fifth Third Bancorp Series L 4.50%, 09/30/2025(e)		86	93,338
Lloyds Banking Group PLC 7.625%, 06/27/2023(a) (e)	GBP	410	620,862
Natwest Group PLC 8.625%, 08/15/2021(e)	U.S.$	1,050	1,058,536
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(e) (g)		900	892,557
Standard Chartered PLC 5.20%, 01/26/2024(a)		506	554,940
Truist Financial Corp. Series P 4.95%, 09/01/2025(e)		1,025	1,125,060
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (e)		744	840,680
UniCredit SpA 2.569%, 09/22/2026(a)		468	474,267
5.861%, 06/19/2032(a)		426	471,467
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(e)		878	907,747

			12,688,320

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(e)		819	907,198

	Principal Amount (000)		U.S. $ Value

Finance – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025	U.S.$	291	$341,206
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	39,229
4.125%, 05/01/2024		25	26,695
4.25%, 06/15/2026		5	5,427
4.40%, 09/25/2023		59	63,181
5.00%, 04/01/2023		6	6,419
5.25%, 08/11/2025(a)		1,078	1,210,788
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		12	12,000
2.875%, 01/20/2022(a)		296	299,034
3.50%, 11/01/2027(a)		96	100,816
3.875%, 05/01/2023(a)		232	242,971
4.125%, 08/01/2025(a)		3	3,239
4.375%, 01/30/2024(a)		308	330,490
4.875%, 10/01/2025(a)		31	34,343
5.50%, 12/15/2024(a)		105	118,791
GE Capital Funding LLC 4.40%, 05/15/2030		570	664,398
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		685	479,500
Synchrony Financial 4.25%, 08/15/2024		1,070	1,169,424

			5,147,951

Insurance – 0.6%
Centene Corp. 2.45%, 07/15/2028		1,056	1,069,897
4.25%, 12/15/2027		169	178,283
4.625%, 12/15/2029		20	22,016
Hartford Financial Services Group, Inc. (The) Series ICON 2.281% (LIBOR 1 Month + 2.13%), 02/12/2047(a) (g)		859	827,698

			2,097,894

REITS – 1.1%
EPR Properties 5.25%, 07/15/2023		200	211,184
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	13,773
5.25%, 06/01/2025		191	215,167
5.375%, 04/15/2026		79	90,913
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		530	545,889
Office Properties Income Trust 4.50%, 02/01/2025		279	303,276
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	452,091

	Principal Amount (000)		U.S. $ Value

Sabra Health Care LP 3.90%, 10/15/2029	U.S.$	334	$352,831
4.80%, 06/01/2024		371	405,633
Spirit Realty LP 4.45%, 09/15/2026		303	338,418
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	232,269
Vornado Realty LP 2.15%, 06/01/2026		839	851,073

			4,012,517

			24,853,880

Utility – 0.5%
Electric – 0.5%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		273	285,848
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	302,698
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	421,609
Engie Energia Chile SA 3.40%, 01/28/2030(a)		289	296,099
Fenix Power Peru SA 4.317%, 09/20/2027(a)		425	431,966

			1,738,220

Total Corporates - Investment Grade (cost $66,182,193)			70,120,415

BANK LOANS – 7.9%
Industrial – 7.3%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 2.840% (LIBOR 1 Month + 2.75%), 10/01/2025(h)		78	77,206
5.000% (LIBOR 3 Month + 1.75%), 10/01/2025(h)		12	11,978

			89,184

Capital Goods – 0.9%
ACProducts Holdings, Inc. 4.417% (LIBOR 3 Month + 4.25%), 05/17/2028(h)		675	671,146
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(h)		902	905,367
Gates Global LLC 3.500% (LIBOR 1 Month + 2.75%), 03/31/2027(h)		287	286,730
GFL Environmental Inc. 3.500% (LIBOR 1 Month + 3.00%), 05/30/2025(h)		196	195,823

	Principal Amount (000)		U.S. $ Value

Granite US Holdings Corporation 4.147% (LIBOR 3 Month + 4.00%), 09/03/2026(f) (h)	U.S.$	546	$547,646
TransDigm, Inc. 2.354% (LIBOR 1 Month + 2.25%), 12/09/2025(h)		666	655,665
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.604% (LIBOR 1 Month + 2.50%), 10/23/2025(f) (h)		58	57,418

			3,319,795

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR 3 Month + 3.50%), 08/21/2026(h)		83	80,501
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(h)		252	251,321

			331,822

Communications - Telecommunications – 0.8%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(h)		604	607,632
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(h)		506	494,770
Proofpoint, Inc. 06/08/2029(f) (i)		850	857,437
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(h)		915	916,908

			2,876,747

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP 3.354% (LIBOR 1 Month + 3.25%), 04/30/2026(h)		118	116,944
Dana Incorporated 2.354% (LIBOR 1 Month + 2.25%), 02/27/2026(h)		409	407,938
Navistar, Inc. 3.600% (LIBOR 1 Month + 3.50%), 11/06/2024(h)		277	276,962

			801,844

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(f) (h)		1,004	996,555

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.4%
Caesars Resort Collection, LLC 2.854% (LIBOR 1 Month + 2.75%), 12/23/2024(h)	U.S.$	425	$420,758
Flutter Entertainment PLC 3.647% (LIBOR 3 Month + 3.50%), 07/10/2025(h)		80	80,278
Marriott Ownership Resorts, Inc. 1.854% (LIBOR 1 Month + 1.75%), 08/29/2025(h)		311	306,180
Scientific Games International, Inc. 2.854% (LIBOR 1 Month + 2.75%), 08/14/2024(h)		508	504,371

			1,311,587

Consumer Cyclical - Restaurants – 0.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons) 1.854% (LIBOR 1 Month + 1.75%), 11/19/2026(h)		1,628	1,604,300
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(h)		473	472,184
Whatabrands LLC 2.832% (LIBOR 1 Month + 2.75%), 07/31/2026(h)		190	189,097

			2,265,581

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(h)		129	129,595
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(h)		720	720,180

			849,775

Consumer Non-Cyclical – 1.8%
Aldevron, LLC 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(h)		784	783,409
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.250% (LIBOR 3 Month + 3.75%), 05/12/2028(h)		572	573,652
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.854% (LIBOR 1 Month + 7.75%), 09/26/2025(h)		199	199,221
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(h)		752	746,416

	Principal Amount (000)		U.S. $ Value

Envision Healthcare Corporation 3.854% (LIBOR 1 Month + 3.75%), 10/10/2025(h)	U.S.$	271	$231,633
Kronos Acquisition Holdings Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(h)		557	552,787
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.854% (LIBOR 1 Month + 3.75%), 11/16/2025(h)		694	691,937
Milano Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(h)		398	398,895
MPH Acquisition Holdings LLC 3.750% (LIBOR 3 Month + 2.75%), 06/07/2023(h)		460	458,625
Padagis 06/29/2028(f) (i)		250	248,438
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(h)		821	824,278
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 1 Month + 5.50%), 12/15/2027(h)		537	540,099

			6,249,390

Energy – 0.3%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(h)		268	269,604
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(f) (h)		800	804,470

			1,074,074

Other Industrial – 0.3%
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(h)		24	24,199
3.750% (LIBOR 1 Month + 2.75%), 08/01/2024(h)		37	36,676
Dealer Tire, LLC 4.354% (LIBOR 1 Month + 4.25%), 12/12/2025(h)		81	81,000
4.355% (LIBOR 1 Month + 4.25%), 12/12/2025(h)		47	46,986
KAR Auction Services, Inc. 2.375% (LIBOR 1 Month + 2.25%), 09/19/2026(f) (h)		106	104,303
Rockwood Service Corporation 4.104% (LIBOR 1 Month + 4.00%), 01/23/2027(h)		36	35,735

	Principal Amount (000)		U.S. $ Value
RS IVY Holdco., Inc. 6.500% (LIBOR 1 Month + 5.50%), 12/23/2027(f) (h)	U.S.$	577	$577,100

			905,999

Services – 0.4%
Amentum Government Services Holdings LLC 3.604% (LIBOR 1 Month + 3.50%), 01/29/2027(h)		59	59,207
Garda World Security Corporation 10/30/2026(i)		457	458,514
Parexel International Corporation 2.854% (LIBOR 1 Month + 2.75%), 09/27/2024(h)		289	287,320
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(h)		229	229,994
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(h)		528	511,115

			1,546,150

Technology – 0.9%
athenahealth, Inc. 4.410% (LIBOR 3 Month + 4.25%), 02/11/2026(h)		529	530,115
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.854% (LIBOR 1 Month + 3.75%), 10/02/2025(h)		1,007	1,000,321
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(h)		630	626,586
Playtika Holding Corp. 2.854% (LIBOR 1 Month + 2.75%), 03/13/2028(h)		805	800,869
Presidio Holdings, Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(h)		6	5,994
3.690% (LIBOR 3 Month + 3.50%), 01/22/2027(h)		104	103,902
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(h)		97	97,940

			3,165,727

			25,784,230

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.4%
Insurance – 0.4%
Cross Financial Corp. 4.750% (LIBOR 1 Month + 4.00%), 09/15/2027(h)	U.S.$	419	$419,822
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(h)		717	716,122
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.854% (LIBOR 1 Month + 3.75%), 09/03/2026(h)		363	362,343

			1,498,287

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(h)		481	468,071
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(h)		93	90,997

			559,068

Total Bank Loans (cost $27,747,124)			27,841,585

EMERGING MARKETS - SOVEREIGNS – 6.2%
Angola – 0.5%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	869,816
9.50%, 11/12/2025(a)		710	778,692

			1,648,508

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	639,825
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	332,602

			972,427

Brazil – 0.2%
Brazilian Government International Bond 2.875%, 06/06/2025		547	562,316

	Principal Amount (000)		U.S. $ Value

Costa Rica – 0.3%
Costa Rica Government International Bond 4.375%, 04/30/2025(a)	U.S.$	1,054	$1,079,889

Dominican Republic – 0.6%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		1,023	1,125,172
6.875%, 01/29/2026(a)		777	899,281

			2,024,453

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		34	18,750
0.50%, 07/31/2030-07/31/2040(a)		1,070	747,628

			766,378

Egypt – 0.8%
Egypt Government International Bond 5.75%, 05/29/2024(a)		1,008	1,072,764
6.20%, 03/01/2024(a)		1,033	1,107,764
7.50%, 01/31/2027(a)		755	847,393

			3,027,921

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)		300	296,250

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	224,812
7.875%, 03/26/2027(a)		1,101	1,161,073

			1,385,885

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		614	668,799

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	835,430

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(a)		572	628,413

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (c) (j)		210	26,158
6.85%, 03/23/2027(a) (c) (j)		11	1,357
Series G 6.60%, 11/27/2026(a) (c) (j)		51	6,273

			33,788

	Principal Amount (000)		U.S. $ Value

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/2022(a)	U.S.$	260	$270,205

Nigeria – 0.6%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(a)		2,059	2,237,352

Oman – 0.4%
Oman Government International Bond 4.125%, 01/17/2023(a)		200	205,725
4.875%, 02/01/2025(a)		1,247	1,306,077

			1,511,802

Senegal – 0.3%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	617,132
6.75%, 03/13/2048(a)	U.S.$	483	486,411

			1,103,543

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	214,864
4.85%, 09/27/2027-09/30/2029		740	792,426

			1,007,290

Ukraine – 0.5%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(a)		653	651,368
Ukraine Government International Bond 7.75%, 09/01/2021-09/01/2024(a)		1,252	1,318,135

			1,969,503

Total Emerging Markets - Sovereigns (cost $21,318,760)			22,030,152

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Risk Share Floating Rate – 5.7%
Bellemeade Re Ltd.
Series 2019-1A, Class M2 2.792% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (g)		185	185,337
Series 2019-2A, Class M1C 2.092% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (g)		342	343,471
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (g)		853	853,000

	Principal Amount (000)		U.S. $ Value

Series 2019-4A, Class M1C 2.592% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (g)	U.S.$	465	$464,864
Series 2019-4A, Class M2 2.942% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (g)		884	887,043
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2 2.492% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (g)		281	282,709
Series 2019-R01, Class 2M2 2.542% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (g)		271	272,736
Series 2019-R02, Class 1M2 2.392% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (g)		83	83,921
Series 2019-R03, Class 1M2 2.242% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (g)		23	22,765
Series 2019-R05, Class 1M2 2.092% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (g)		150	150,885
Series 2019-R06, Class 2M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (g)		288	288,867
Series 2019-R07, Class 1M2 2.192% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (g)		431	433,257
Series 2020-SBT1, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (g)		51	52,914
Federal Home Loan Mortgage Corp.
Series 2018-HQA2, Class M2 2.392% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (g)		602	607,475
Series 2019-DNA1, Class M2 2.742% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (g)		435	441,179
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (g)		97	98,091
Series 2019-HQA1, Class M2 2.442% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (g)		202	203,788
Series 2020-DNA1, Class M2 1.792% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (g)		1,314	1,319,920
Series 2020-HQA2, Class M2 3.192% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (g)		83	84,297
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(g)		134	135,593

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA2, Class M3 3.992% (LIBOR 1 Month + 3.90%), 12/25/2027(g)	U.S.$	223	$226,536
Series 2015-HQA1, Class M3 4.792% (LIBOR 1 Month + 4.70%), 03/25/2028(g)		179	184,401
Series 2016-DNA3, Class M3 5.092% (LIBOR 1 Month + 5.00%), 12/25/2028(g)		196	204,455
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(g)		1,103	1,142,523
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(g)		271	283,390
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(g)		610	631,957
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(g)		923	964,175
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(g)		944	964,528
Series 2018-DNA1, Class M2 1.892% (LIBOR 1 Month + 1.80%), 07/25/2030(g)		393	395,595
Series 2018-HQA1, Class M2 2.392% (LIBOR 1 Month + 2.30%), 09/25/2030(g)		186	188,710
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(g)		65	67,535
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		259	266,314
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		44	44,490
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(g)		76	80,821
Series 2015-C04, Class 2M2 5.642% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		92	97,803
Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		225	240,280
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(g)		77	81,978

	Principal Amount (000)		U.S. $ Value

Series 2016-C03, Class 1M2 5.392% (LIBOR 1 Month + 5.30%), 10/25/2028(g)	U.S.$	156	$163,834
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(g)		216	225,797
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(g)		109	114,434
Series 2017-C02, Class 2B1 5.592% (LIBOR 1 Month + 5.50%), 09/25/2029(g)		415	451,434
Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(g)		65	66,845
Series 2017-C05, Class 1M2 2.292% (LIBOR 1 Month + 2.20%), 01/25/2030(g)		49	49,318
Series 2017-C07, Class 2M2 2.592% (LIBOR 1 Month + 2.50%), 05/25/2030(g)		10	9,744
Series 2018-C01, Class 1M2 2.342% (LIBOR 1 Month + 2.25%), 07/25/2030(g)		529	535,997
Series 2018-C02, Class 2M2 2.292% (LIBOR 1 Month + 2.20%), 08/25/2030(g)		235	237,159
Series 2018-C04, Class 2M2 2.642% (LIBOR 1 Month + 2.55%), 12/25/2030(g)		796	810,020
Home Re Ltd. Series 2020-1, Class M2 5.342% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (g)		440	450,147
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.992% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (g)		905	905,000
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.642% (LIBOR 1 Month + 2.55%), 07/25/2029(a) (g)		270	271,138
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.096% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (g)		169	168,537
Series 2019-2R, Class A 2.846% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (g)		193	191,332
Series 2020-1R, Class A 2.446% (LIBOR 1 Month + 2.35%), 02/27/2023(d) (g)		249	249,000

	Principal Amount (000)		U.S. $ Value

Radnor Re Ltd.
Series 2018-1, Class M2 2.792% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (g)	U.S.$	150	$151,515
Series 2019-1, Class M1B 2.042% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (g)		185	185,933
Series 2020-1, Class M1B 1.542% (LIBOR 1 Month + 1.45%), 01/25/2030(a) (g)		962	963,953
STACR Trust Series 2018-DNA3, Class M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (g)		445	450,583
Triangle Re Ltd. Series 2020-1, Class M1C 4.592% (LIBOR 1 Month + 4.50%), 10/25/2030(a) (g)		245	249,900

Total Collateralized Mortgage Obligations (cost $19,604,499)			20,179,223

EMERGING MARKETS - CORPORATE BONDS – 3.6%
Industrial – 3.3%
Basic – 1.3%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		517	539,360
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		205	208,747
CSN Resources SA 7.625%, 04/17/2026(a)		702	754,432
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		533	577,964
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		1,038	1,056,165
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	450,050
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		584	619,040
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	217,400
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		24	23,640

			4,446,798

Capital Goods – 0.5%
Cemex SAB de CV 5.125%, 06/08/2026(a) (e)		245	252,423
7.375%, 06/05/2027(a)		397	446,645
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	624,391
Usiminas International SARL 5.875%, 07/18/2026(a)		545	590,031

			1,913,490

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	$221,661
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(a)		408	416,160

			637,821

Consumer Cyclical - Other – 0.6%
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	285,880
5.375%, 05/15/2024(a)		214	219,591
5.875%, 05/15/2026(a)		216	226,300
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		558	585,307
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	496,167
5.625%, 08/26/2028(a)		345	360,482

			2,173,727

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)		285	299,838
BRF SA 4.875%, 01/24/2030(a)		285	298,324
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		333	341,325
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026		490	466,113
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (d) (f) (j) (k)		101	1,021
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (l)		425	3,727

			1,410,348

Energy – 0.3%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	267,069
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		200	196,187
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		419	459,665
Petrobras Global Finance BV 8.75%, 05/23/2026		33	42,422
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		209	211,289

			1,176,632

			11,758,816

	Principal Amount (000)		U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)	U.S.$	200	$230,100
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		209	209,993
Terraform Global Operating LLC 6.125%, 03/01/2026(d)		108	111,253

			551,346

Financial Institutions – 0.1%
Banking – 0.1%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	462,396

Total Emerging Markets - Corporate Bonds (cost $12,973,508)			12,772,558

MORTGAGE PASS-THROUGHS – 2.5%
Agency Fixed Rate 30-Year – 2.5%
Fannie Mae or Freddie Mac Series 2021 2.00%, 07/01/2051, TBA (cost $8,622,930)		8,545	8,638,953

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (g)		644	644,345
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class D 4.188% (LIBOR 3 Month + 4.00%), 01/20/2032(a) (g)		250	251,016
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (g)		250	250,501
Dryden CLO Ltd. Series 2020-78A, Class D 3.19% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (g)		443	444,071
Elevation CLO Ltd.
Series 2020-11A, Class C 2.384% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (g)		250	243,267
Series 2020-11A, Class D1 4.034% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (g)		282	280,911
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.79% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (g)		300	302,101

	Principal Amount (000)		U.S. $ Value

Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.031% (LIBOR 1 Month + 2.90%), 07/19/2034(a) (f) (g)	U.S.$	375	$375,000
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.177% (LIBOR 3 Month + 3.00%), 10/29/2029(a) (g)		520	517,130
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 1.206% (LIBOR 3 Month + 1.03%), 04/26/2031(a) (g)		550	550,094
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (g)		250	250,601
Magnetite XXV Ltd. Series 2020-25A, Class D 3.555% (LIBOR 3 Month + 3.30%), 01/25/2032(a) (g)		250	250,635
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.276% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (g)		521	516,903
Rockt Series 2021-2A, Class D 3.40% (LIBOR 1 Month + 3.25%), 07/20/2034(a) (g)		250	250,000
Signal Peak CLO 2 LLC Series 2015-1A, Class AR2 1.168% (LIBOR 3 Month + 0.98%), 04/20/2029(a) (g)		1,317	1,317,369
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.184% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (g)		550	550,082

Total Collateralized Loan Obligations (cost $6,957,821)			6,994,026

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 8.375%, 11/07/2028(a)		596	697,246

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	218,250

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	431,589

	Principal Amount (000)		U.S. $ Value

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)	U.S.$	221	$241,915

Mexico – 0.5%
Petroleos Mexicanos 5.95%, 01/28/2031		379	366,777
6.49%, 01/23/2027		1,127	1,186,167
6.75%, 09/21/2047		240	210,600
6.84%, 01/23/2030		146	150,271
6.95%, 01/28/2060		109	96,329

			2,010,144

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		336	373,128

Total Quasi-Sovereigns (cost $3,824,614)			3,972,272

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.7%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(a)		583	590,567
Marlette Funding Trust
Series 2018-3A, Class C 4.63%, 09/15/2028(a)		555	561,286
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		752	762,902
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	250,488
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	519,719

			2,684,962

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		270	285,386

Total Asset-Backed Securities (cost $2,923,013)			2,970,348

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.4%
CD Mortgage Trust Series 2016-CD1, Class XA 1.527%, 08/10/2049(m)		4,089	233,513
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.231%, 10/12/2050(m)		3,068	148,254
Commercial Mortgage Trust Series 2012-CR3, Class D 4.908%, 10/15/2045(a)		100	64,704

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust
Series 2011-GC5, Class C 5.428%, 08/10/2044(a)	U.S.$	210	$174,330
Series 2011-GC5, Class D 5.428%, 08/10/2044(a)		236	129,602
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.55%, 11/15/2047		225	219,781
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.192%, 09/15/2050(m)		1,108	51,886
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.754%, 05/10/2045(a)		140	134,128
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.797%, 10/15/2049(m)		2,506	165,392
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.266%, 06/15/2044(a)		25	15,496

			1,337,086

Non-Agency Floating Rate CMBS – 0.2%
BFLD Trust
Series 2019-DPLO, Class E 2.313% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (g)		160	158,996
Series 2021-FPM, Class A 1.70% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (g)		690	690,619

			849,615

Total Commercial Mortgage-Backed Securities (cost $2,396,844)			2,186,701

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024		370	436,785

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		244	270,047

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	432,280

Total Governments - Sovereign Bonds (cost $1,062,599)			1,139,112

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.2%
Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Bonanza Creek Energy, Inc.		3,453	$162,533
Denbury, Inc.(c)		2,433	186,806
Gulfport Energy Operating Corp.(c) (f)		4,435	291,463

			640,802

Industrials – 0.0%
Services – 0.0%
Carlson Travel, Inc.(f) (k) (n)		145	0

Total Common Stocks (cost $482,222)			640,802

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032 (cost $122,630)	ZAR	1,958	125,098

	Shares

PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Operating Corp. 10.00% (10.00% Cash or 15.00% PIK)(b) (e) (f) (cost $11,080)		13	59,583

SHORT-TERM INVESTMENTS – 6.1%
Investment Companies – 6.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (p) (q) (cost $21,435,305)		21,435,305	21,435,305

Total Investments – 101.0% (cost $344,620,488)(r)			356,547,669
Other assets less liabilities – (1.0)%			(3,661,642)

Net Assets – 100.0%			$352,886,027

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	272	September 2021	$33,572,875	$(57,442)
U.S. T-Note 10 Yr (CBT) Futures	27	September 2021	3,577,500	20,635
Sold Contracts
Euro-BOBL Futures	31	September 2021	4,931,120	(3,175)

				$(39,982)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	765	RUB	56,820	07/28/2021	$8,787
Bank of America, NA	EUR	899	USD	1,091	08/03/2021	24,270
Citibank, NA	GBP	820	USD	1,154	08/26/2021	20,223
HSBC Bank USA	EUR	15,897	USD	19,502	08/03/2021	638,893
Morgan Stanley Capital Services, Inc.	EUR	319	USD	388	08/03/2021	8,636
State Street Bank & Trust Co.	EUR	1,551	USD	1,875	08/03/2021	34,005
State Street Bank & Trust Co.	USD	4	MXN	89	08/27/2021	38
State Street Bank & Trust Co.	ZAR	1,765	USD	127	09/16/2021	4,394
UBS AG	RUB	56,421	USD	782	07/28/2021	13,547

						$752,793

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.36%	USD	2,740	$273,860	$2,509	$271,351
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.55	USD	202	18,582	6,442	12,140
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.74	USD	2,853	294,657	258,683	35,974
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.28	USD	240	17,801	(10,978)	28,779
iTraxxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00%	Quarterly	2.32%	EUR	4,540	$674,535	$568,384	$106,151

						$1,279,435	$825,040	$454,395

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	10.00%	USD	1,879	$836,680	$870,378	$(33,698)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	10.00	USD	524	233,179	62,566	170,613
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	10.00	USD	1,155	513,856	139,563	374,293
Sale Contracts
Credit Suisse International
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.56	EUR	410	22,009	7,658	14,351
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	315	(83,160)	(20,170)	(62,990)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,052	(277,728)	(69,155)	(208,573)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.36	USD	200	17,892	9,953	7,939
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	46	(12,144)	(2,943)	(9,201)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	592	(156,289)	(40,031)	(116,258)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	811	$(360,994)	$(98,834)	$(262,160)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	812	(361,426)	(96,368)	(265,058)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	996	(443,156)	(112,492)	(330,664)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	81	(36,283)	(15,471)	(20,812)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	122	(54,425)	(23,060)	(31,365)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	763	(339,510)	(140,881)	(198,629)

						$(501,499)	$470,713	$(972,212)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $202,003,998 or 57.2% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$211,700	$222,510	0.06%
Carlson Travel, Inc. 6.75%, 12/15/2025	12/09/2016	576,832	750,198	0.21%
Carlson Travel, Inc. 10.50%, 03/31/2025	12/09/2016	140,805	150,596	0.05%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.446%, 02/27/2023	02/11/2020	248,731	249,000	0.07%
Terraform Global Operating LLC 6.125%, 03/01/2026	01/10/2019	110,766	111,253	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	1,021	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	3,727	0.00%

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.
(i)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(j)	Defaulted.
(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)	IO - Interest Only.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Carlson Travel, Inc.	08/18/2020	$0	$0	0.00%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,790,682 and gross unrealized depreciation of investments was $(3,668,507), resulting in net unrealized appreciation of $12,122,175.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

65.1%	United States
3.1%	United Kingdom
2.6%	Canada
1.4%	Brazil
1.3%	Spain
1.2%	Mexico
1.2%	Germany
1.2%	Luxembourg
1.0%	Cayman Islands
1.0%	Netherlands
0.9%	South Africa
0.9%	Egypt
0.8%	Italy
12.3%	Other
6.0%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, El Salvador, France, Ghana, Guatemala, Honduras, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Japan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Mongolia, Nigeria, Norway, Oman, Panama, Peru, Saudi Arabia, Senegal, Sweden, Switzerland, Turkey, Ukraine, United Republic of Tanzania and Zambia.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$154,864,589		$576,947		$155,441,536
Corporates - Investment Grade	—	70,120,415		—		70,120,415
Bank Loans	—	23,648,218	(a)	4,193,367		27,841,585
Emerging Markets - Sovereigns	—	22,030,152		—		22,030,152
Collateralized Mortgage Obligations	—	20,179,223		—		20,179,223
Emerging Markets - Corporate Bonds	—	12,771,537		1,021		12,772,558
Mortgage Pass-Throughs	—	8,638,953		—		8,638,953
Collateralized Loan Obligations	—	6,619,026		375,000		6,994,026
Quasi-Sovereigns	—	3,972,272		—		3,972,272
Asset-Backed Securities	—	2,970,348		—		2,970,348
Commercial Mortgage-Backed Securities	—	2,186,701		—		2,186,701
Governments - Sovereign Bonds	—	1,139,112		—		1,139,112
Common Stocks	636,219	—		4,583	(a)	640,802
Emerging Markets - Treasuries	—	125,098		—		125,098
Preferred Stocks	—	—		59,583		59,583
Short-Term Investments	21,435,305	—		—		21,435,305

Total Investments in Securities	22,071,524	329,265,644		5,210,501		356,547,669
Other Financial Instruments(b):
Assets:
Futures	20,635	—		—		20,635
Forward Currency Exchange Contracts	—	752,793		—		752,793
Centrally Cleared Credit Default Swaps	—	1,279,435		—		1,279,435
Credit Default Swaps	—	1,623,616		—		1,623,616
Liabilities:
Futures	(60,617)	—		—		(60,617)
Credit Default Swaps	—	(2,125,115)		—		(2,125,115)

Total	$22,031,542	$330,796,373		$5,210,501		$358,038,416

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2020	$578,864	$2,415,297	$3,028
Accrued discounts/(premiums)	—	5,880	(9,239)
Realized gain (loss)	—	(5,764)	—
Change in unrealized appreciation/depreciation	(1,917)	161,864	6,729
Purchases	—	3,005,679	503
Sales/Paydowns	—	(1,714,847)	—
Transfers in to Level 3	—	992,009	—
Transfers out of Level 3	—	(666,751)	—

Balance as of 06/30/2021	$576,947	$4,193,367	$1,021

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2021	$(1,917)	$116,557	$6,729

	Collateralized Loan Obligations	Common Stocks	Preferred Stocks
Balance as of 09/30/2020	$—	$47,545	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	—	(43,962)	48,503
Purchases	375,000	1,000	11,080
Sales/Paydowns	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 06/30/2021	$375,000	$4,583	$59,583

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2021	$—	$3,583	$48,503

Total
Balance as of 09/30/2020	$3,044,734
Accrued discounts/(premiums)	(3,359)
Realized gain (loss)	(5,764)
Change in unrealized appreciation/depreciation	171,217
Purchases	3,393,262
Sales/Paydowns	(1,714,847)
Transfers in to Level 3	992,009
Transfers out of Level 3	(666,751)

Balance as of 06/30/2021	$5,210,501

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2021	$173,455

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2021. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	06/30/2021	Technique	Input	Input
Common Stocks	$0	Market-Approach	EBITDA* Projection	$125.0mm
			EBITDA* Multiples	8.10X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. A significant increase (decrease) in EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	09/30/2020	at Cost	Proceeds	06/30/2021	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$17,082	$100,615	$96,262	$21,435	$2